RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 860,280	$ 1,276,684	$ 1,329,864
Office and miscellaneous	443,043	495,465	282,382
Exploration and evaluation assets	5,526,937	8,312,934	19,628,309
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	450,382	296,798	242,134
Office and miscellaneous	566,664	506,534	392,687
Exploration and evaluation assets	351,545	248,304	243,236
Total cost	$ 1,368,591	$ 1,051,636	$ 878,057